PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 462,960	$ 406,205
Accumulated depreciation	317,306	268,420
Depreciated cost	145,654	137,785
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	207,843	192,898
Accumulated depreciation	162,487	147,618
Internal use software
Property, Plant and Equipment [Line Items]
Property and equipment gross	191,697	145,914
Accumulated depreciation	109,501	75,743
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	6,585	10,417
Accumulated depreciation	3,529	6,733
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment gross	56,835	56,976
Accumulated depreciation	$ 41,789	$ 38,326